Nature of Operations and Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2022
Accounting Policies [Line Items]
Mortgage loans held for sale are held for an interim period	30 days		30 days
Servicing loans previously sold	$ 3,700,000		$ 3,800,000	$ 6,000,000
Loans held for sale	0		0	2,345,000
Advertising and marketing	$ 427,000	$ 404,000	$ 1,889,000	$ 1,326,000	$ 699,000
Change in accounting principle, ASU, Adopted [true false]	true
Accounting Standards Update [Extensible Enumeration]	us-gaap:AccountingStandardsUpdate201602Member
Change in accounting principle, ASU, Adoption date	Jan. 01, 2022
Right-of-use assets	$ 10,700,000					$ 11,000,000
Lease liabilities	$ 10,629,000					$ 10,900,000